CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenue	$ 57,277	$ 47,143
Cost of revenue	50,615	41,595
GROSS PROFIT	6,662	5,548
Operating expenses:
Research and development	820	752
Selling, general, and administrative	9,671	7,261
Total operating expenses	10,491	8,013
OPERATING LOSS	(3,829)	(2,465)
Other expense, net	(1,083)	(742)
LOSS BEFORE INCOME TAX BENEFIT (EXPENSE)	(4,912)	(3,207)
Income tax benefit (expense)	1,041	(84)
LOSS FROM CONTINUING OPERATIONS	(3,871)	(3,291)
Profit (Loss) from discontinued operations	1,990	(979)
NET LOSS	(1,881)	(4,270)
PROFIT (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.48)	$ (0.41)
Discontinued operations	$ 0.25	$ (0.12)
Net loss	$ (0.23)	$ (0.53)
Weighted average number of shares outstanding	8,036,698	8,036,698
COMPREHENSIVE LOSS
Net loss	(1,881)	(4,270)
Translation adjustment	(89)	59
Comprehensive loss	$ (1,970)	$ (4,211)